PROPERTY AND EQUIPMENT: Property, Plant and Equipment (Details) - USD ($)	Sep. 30, 2020		Dec. 31, 2019	Dec. 31, 2018
Details
Furniture and fixtures	$ 20,000	[1]	$ 20,000	$ 20,000
Equipment	80,000	[1]	80,000	80,000
Property, Plant and Equipment, Gross	100,000	[1]	100,000	100,000
Less accumulated depreciation and amortization			(100,000)	(100,000)
PROPERTY AND EQUIPMENT, NET	$ 0		$ 0	$ 0

[1]	Unaudited.